LONG-TERM INVESTMENTS (Equity investments fair value) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)	Mar. 31, 2021	Dec. 31, 2020 USD ($)	Dec. 31, 2018	Dec. 31, 2015
CHS
Equity interest			10.00%		10.00%
Equity Method Investments, Fair Value Disclosure | $			$ 22,925		$ 22,925
Impairment | ¥	¥ 0	¥ 0
Sale of Stock, Percentage of Ownership after Transaction	10.00%
Legion Healthcare Partners LLC
Equity interest			5.83%	5.83%
Equity Method Investments, Fair Value Disclosure | $			$ 6,439
Impairment | ¥	¥ 0
Allcure Information
Equity interest			9.60%		9.60%	9.60%	20.00%
Equity Method Investments, Fair Value Disclosure | $			$ 22,160		$ 22,160
Impairment | ¥	¥ 0	¥ 0